NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
NOTE 1 - NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of the Business

Omagine, Inc. (“Omagine”) was incorporated in Delaware in October 2004. Omagine is a holding company which operates through its wholly owned subsidiary, Journey of Light, Inc., a New York corporation (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). LLC was formed by Omagine and JOL on November 23, 2009 under the laws of Oman and was organized to do business in Oman. Both JOL and LLC are in the real estate development business. Omagine, JOL and LLC are collectively referred to herein as the “Company”.

During 2005, 2006 and 2007 the Company had minimal operations and revenue from its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and in March 2008 each of Ty-Breakers and Contact was merged with and into Omagine. JOL was acquired by Omagine in October 2005. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

The consolidated balance sheet for the Company at the end of the preceding fiscal year has been derived from the audited balance sheet and the notes thereto contained in the Company’s annual report on Form 10-K for the Company’s fiscal year ended December 31, 2012 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made. The results of operations for the interim periods presented herein are not necessarily indicative of the operating results for the respective full years.

Certain footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the fiscal year ended December 31, 2012 filed with the SEC on April 1, 2013.

Summary of Significant Accounting Policies

Basis of Presentation– The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board (“FASB”) for DSE financial statements. The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock (“Common Stock”) via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented herein in DSE format from October 11, 2005, the date of the acquisition of JOL and inception of the DSE period, to June 30, 2013.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. All inter-company transactions have been eliminated in consolidation.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, amounts due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values based on market information available to management.

Cash and Cash Equivalents– The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At June 30, 2013 and December 31, 2012, cash includes approximately $33,200 and $36,000 respectively in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements". In the event that LLC signs a development agreement with the Government of Oman, LLC will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country. The Company reports interest and penalties as income tax expense. Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification 718, “Compensation – Stock Compensation” (“ASC 718”). For stock options granted, the Company has recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, the Company has recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Aggregate stock-based compensation expense for the six months ended June 30, 2013 and 2012 was $930,039 and $975,038, respectively. See Notes 5 and 6.

Earnings (Loss) Per Share– Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the relevant period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options, warrants and convertible securities) outstanding during the relevant period. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation. For the six months ended June 30, 2013 and 2012 respectively, the shares of Common Stock underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable Six Months Ended June 30,
	2013	2012
	(Unaudited)	(Unaudited)
Convertible Notes	133,629	148,780
Stock Options	2,261,000	1,293,500
Warrants	6,422,124	6,363,674
Total Shares of Common Stock Issuable	8,816,753	7,805,954

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine and JOL. In May 2011, Omagine, JOL and three new investors entered into a shareholders’ agreement pursuant to which Omagine’s and JOL’s 100% ownership of Omagine LLC was reduced to 60%.

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman. Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the MENA Region. Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm. Consolidated Contractors (Oman) Company LLC (“CCC-Oman”) is a construction company with approximately 13,000 employees in Oman. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine & JOL	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

Reclassifications – Certain 2012 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In October 2012, the FASB issued Accounting Standards Update No. 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in ASU 2012-04 will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03 (“ASU 2012-03”), “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114 (“SAB 114”), Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 . ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB 114. The Company anticipates that the adoption of ASU 2012-03 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11 (“ASU 2011-11”), “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. ASU 2011-11 is effective for annual and interim periods beginning on or after January 1, 2013. The Company anticipates that the adoption of ASU 2011-11 will not materially affect its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (“ASU 2011-12”), “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. Among the new provisions in Accounting Standards Update No. 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.

NOTE 1.	NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIE

Nature of the Business

Omagine, Inc. (“Omagine”) is a holding company incorporated in Delaware in October 2004 which operates through its wholly owned subsidiary, Journey of Light, Inc. (“JOL”) and its 60% owned subsidiary Omagine LLC (“LLC”). Omagine, JOL and LLC are collectively referred to as the “Company”. Both JOL and LLC are in the real estate development business. LLC is the Omani real estate development company established to do business in Oman.

Journey of Light Inc. (“JOL”) was acquired by the Company in October 2005. During 2005, 2006 and 2007 the Company had minimal operations and revenue from its other two then wholly-owned subsidiaries – Ty-Breakers Corp. (“Ty-Breakers”) and Contact Sports, Inc. (“Contact”). The businesses of both Ty-Breakers and Contact were discontinued during 2007 and Ty-Breakers and Contact were merged with and into their parent company in March 2008. On May 1, 2006 a contract dispute between JOL and the State of Qatar regarding the proposed development of a real-estate project in Doha, Qatar was settled by the State of Qatar paying JOL $1 million.

The Company is a development stage entity (DSE) focused on entertainment, hospitality and real-estate development opportunities in the Middle East & North Africa (the “MENA Region”).

Summary of Significant Accounting Policies

Basis of Presentation – The Company’s financial statements are presented herein in accordance with the guidance provided by ASC 915 promulgated by the Financial Accounting Standards Board for DSE financial statements .

The Company has experienced long delays in the start of its operations in Oman and its planned activities have not yet generated revenue. The Company has funded its operating losses to date primarily through the sale of its common stock via private placements, a rights offering to its shareholders and pursuant to a standby equity distribution agreement with an investment fund. Accordingly, its financial statements have been presented in DSE format since the date of the acquisition of JOL on October 11, 2005, the date of inception of the DSE period to December 31, 2012.

Principles of Consolidation - The consolidated financial statements include the accounts of Omagine, JOL and LLC. LLC is an Omani corporation, which was organized under the laws of the Sultanate of Oman on November 23, 2009. All inter-company transactions have been eliminated in consolidation.

Financial Instruments - Financial instruments include cash, convertible notes payable and accrued interest, accounts payable, accrued officers payroll, due officers and directors, and accrued expenses and other current liabilities. The amounts reported for financial instruments are considered to be reasonable approximations of their fair values, based on market information available to management.

Cash and Cash Equivalents – The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents. At December 31, 2012, cash includes approximately $36,000   in an Oman bank account not covered by FDIC insurance.

Estimates and Uncertainties - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results, as determined at a later date, could differ from those estimates.

Revenue Recognition - The Company follows the guidelines of SEC Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" (SAB101). In the event that a subsidiary of the Company signs a development agreement with the Government of Oman, such subsidiary will recognize revenue ratably over the development period, measured by methods appropriate to the services or products provided.

Property and Equipment - Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets.

Income Taxes - The Company is subject to income taxes at both the federal and state level. Separate state income tax returns are filed with each state in which the Company is incorporated or qualified as a foreign corporation. Other than LLC which is subject to income taxes in Oman, the Company is not presently subject to income taxes in any foreign country.

The Company reports interest and penalties as income tax expense.

Deferred tax assets and liabilities are recognized based on differences between the book and tax bases of assets and liabilities using presently enacted income tax rates. The Company establishes a provision for income taxes by applying the provisions of the applicable enacted tax laws to taxable income, if any, for that period. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Stock-based Compensation - Stock-based compensation is accounted for at fair value in accordance with Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation”. For stock options granted, we have recognized compensation expense based on the estimated grant date fair value method using the Black-Scholes valuation model. For these awards, we have recognized compensation expense using a straight-line amortization method. ASC 718 requires that stock-based compensation expense be based on awards that are ultimately expected to vest. Stock option expense for the years ended December 31, 2012 and 2011 were $1,761,076 and $92,498 respectively. See Note 5.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted - average number of common shares outstanding during that period. Diluted earnings (loss) per share is based upon the weighted –average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding. Dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from the calculation.

For the years ended December 31, 2012 and 2011, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Years Ended December 31,
	2012	2011
Convertible Notes	128,174	288,621
Stock Options	2,269,000	284,000
Warrants	6,363,674	-
Total Shares of Common Stock Issuable	8,760,848	572,621

Non-controlling Interests in Omagine LLC - As of the date of this report LLC is owned 60% by Omagine, Inc. In May 2011, Omagine, Inc., JOL and three new investors entered into a shareholders’ agreement (the “Shareholder Agreement”) pursuant to which Omagine, Inc.’s 100% ownership of LLC was reduced to 60%. As of the date hereof, the shareholders of Omagine LLC and their associated ownership percentages as registered with the Government of Oman are as follows:

Percent
Shareholder	Ownership
Omagine, Inc.	60%
RCA	25%
CCC-Panama	10%
CCC-Oman	5%
Total:	100%

The Office of Royal Court Affairs (“RCA”) is an organization representing the personal interests of His Majesty Sultan Qaboos bin Said, the ruler of Oman.

Consolidated Contractors International Company, SAL, (“CCIC”) is a 60 year old Lebanese multi-national company headquartered in Athens, Greece. CCIC has approximately five and one-half (5.5) billion dollars in annual revenue, one hundred twenty thousand (120,000) employees worldwide, and operating subsidiaries in among other places, every country in the Middle East.

Consolidated Contracting Company S.A. (“CCC-Panama”) is a wholly owned subsidiary of CCIC and is its investment arm.

Consolidated Contractors (Oman) Company LLC, is a construction company with approximately 13,000 employees in Oman.

Reclassifications – Certain 2011 account balances have been reclassified to conform to the current year’s presentation.

Recent Accounting Pronouncements

In October 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2012-04, “Technical Corrections and Improvements” (“ASU 2012-04”). ASU 2012-04 covers a wide range of Topics in the Accounting Standards Codification, including technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The Company anticipates that the adoption of ASU 2012-04 will not materially affect its consolidated financial statements.

In August 2012, the FASB issued Accounting Standards Update No. 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” (“ASU 2012-03”).  ASU 2012-03 amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The Company anticipates that the adoption of ASU 2012-03 is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs,” (“ASU 2011-04”). ASU 2011-04 expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not materially affect its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” (“ASU 2011-05”). ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. This guidance will be effective for the Company beginning January 1, 2012. The Company anticipates that the adoption of this standard will not change the presentation of its consolidated financial statements.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment” (“ASU 2011-08”). This ASU is intended to simplify how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. We do not expect this ASU will have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). The update requires entities to disclose information about offsetting and related arrangements of financial instruments and derivative instruments. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods therein. The Company is currently evaluating the impact this update will have on our consolidated financial statements.

In December 2011, FASB issued ASU No. 2011−12, “Comprehensive Income - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011−12”). Among the new provisions in ASU 2011-05 was a requirement for entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements); however this reclassification requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date.

Certain other accounting pronouncements have been issued by the FASB and other standard setting organizations which are not yet effective and therefore have not yet been adopted by the Company. The impact on the Company’s financial position and results of operations from adoption of these standards is not expected to be material.